RETENTION RECEIVABLES- NON-CURRENT	12 Months Ended
Mar. 31, 2024
Retention Receivables- Non-current
RETENTION RECEIVABLES- NON-CURRENT

5. RETENTION RECEIVABLES- NON-CURRENT

	As of March 31,
	2023	2024
	USD	USD
Beginning balance	-	41,557
Additions from condition rights to consideration	41,557	405,094
Less: allowance for credit loss	(2,379)	(14,022)
Ending balance	39,178	432,629

The increase in contract assets is primarily attributable to the increases in scale of operation, i.e. value of projects undertaken and number of construction projects undertaken during the year ended March 31, 2024.